SUBSEQUENT EVENTS (Details) - Subsequent Event - 2024 Facility Agreements	Jan. 31, 2024 USD ($) agreement item
SUBSEQUENT EVENTS
Aggregate amount | agreement	2
Number of banks | item	2
Maximum principal amount | $	$ 100,000